Capital stock, warrants and stock options	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Capital stock, warrants and stock options

10. Capital stock, warrants and stock options

Authorized

The total authorized capital is as follows:

●	1,500,000,000 shares of common stock, with a par value of $0.000001 per share; and
●	10,000,000 preferred shares with a par value of $0.000001 per preferred share

Issued and outstanding

In April 2022, the Company closed a private placement of 37,849,325 Special Warrants and a non-brokered private placement of 1,471,664 units of the Company for aggregate gross proceeds of approximately $9,384,622 (C$11,796,297). Related parties, including management, directors, and consultants, participated in the Special Warrant private placement for a total of 4,809,160 shares (included in the total above).

The Special Warrants were issued at a price of C$0.30 per special warrant. Each unit consists of one share of Company common stock and one warrant. Each warrant entitles the holder to acquire one share of Company common stock for C$0.37 until April 1, 2025. The warrants were also be exercisable on a cashless basis in the event the Registration Statement has not been made effective by the SEC prior to the date of exercise. On May 31, 2022, each unexercised Special Warrant was automatically exercised into one share of Company common stock and one Warrant without further action on the part of the holders.

The non-brokered 1,471,664 units were issued at a price of C$0.30 per unit. Each unit consists of one share of Company common stock and one warrant. Each warrant entitles the holder to acquire one warrant share for C$0.37 until April 1, 2025.

In connection with the special warrants offering, the agents earned a cash commission in the amount of C$563,968 and compensation options exercisable to acquire an aggregate of 1,879,892 units of the Company at C$0.30 a unit until April 1, 2024. Each compensation unit consists of one share of Company common stock and one warrant. Each warrant entitles the holder to acquire one warrant share for C$0.37 until April 1, 2024.

In April 2022, the Company issued 1,315,856 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ended March 31, 2022.

In April 2022, the Company issued 768,750 shares of common stock in connection with the settlement of RSUs.

In May 2022, the Company issued 10,416,667 units to Teck Resources Limited in consideration towards the purchase of the Pend Oreille Processing Plant at C$0.245 per unit. Each unit consists of one share of Company common stock and one warrant. Each warrant entitles the holder to acquire one warrant share for C$0.37 until May 13, 2025.

In June 2022, the Company issued 1,218,000 units to contractors for bonuses during the three months ended March 31, 2022. Each unit consists of one share of Company common stock and one warrant. Each warrant entitles the holder to acquire one warrant share for C$0.37 until April 1, 2025.

In June 2022, the Company issued 165,000 shares of common stock in connection with the settlement of RSUs.

In July 2022, the Company issued 1,975,482 share of common stock in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ended June 30, 2022.

In September 2022, the Company issued 33,000 shares of common stock in connection with the settlement of RSUs.

In October 2022, the Company issued 8,252,940 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ended September 30, 2022.

In November 2022, the Company issued 1,599,150 shares of common stock in connection with settlement of RSUs.

In January 2023, the Company issued 6,377,271 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ending December 31, 2022.

In March 2023, the Company amended the exercise price and expiry date of 10,416,667 warrants previously issued in a private placement to Teck Resources (“Teck”) on May 13, 2022 in consideration for the Company’s acquisition of the Pend Oreille processing plant. The warrant entitled the holder to purchase one share of common stock of the Company at an exercise price of C$0.37 per Warrant at any time on or prior to May 12, 2025. The Company amended the exercise price from C$0.37 to C$0.11 per Warrant and the expiry date from May 12, 2025, to March 31, 2023, resulting in a gain on modification of warrants of $214,714. In March 2023, Teck exercised all 10,416,667 warrants at an exercise price of C$0.11, for aggregate gross proceeds of $837,460 (C$1,145,834) to the Company. During the year ended December 31, 2023 the Company recognized a change (gain) in derivative liability of $(400,152), relating to the Teck warrants using the following assumptions: volatility of 120%, stock price of C$0.11, interest rate of 3.42% to 4.06%, and dividend yield of 0%.

In March 2023, the Company closed a brokered private placement of special warrants (the “March 2023 Offering”), issuing 51,633,727 special warrants of the Company (“March 2023 Special Warrants”) at C$0.12 per March 2023 Special Warrant for $4,536,020 (C$6,196,047), of which $3,661,822 was received in cash and $874,198 was applied towards settlement of accounts payable, accrued liabilities and promissory notes.

Each March 2023 Unit consists of one share of common stock of the Company (each, a “Unit Share”) and one common stock purchase warrant of the Company (each, a “Warrant”). Each whole Warrant entitles the holder thereof to acquire one share of common stock of the Company (a “Warrant Share”, and together with the Unit Shares, the “Underlying Shares”) at an exercise price of C$0.15 per Warrant Share until March 27, 2026, subject to adjustment in certain events. In the event that the Registration Statement had not been declared effective by the SEC on or before 5:00 p.m. (EST) on July 27, 2023, each unexercised Special Warrant would be deemed to be exercised on the Automatic Exercise Date into one penalty unit of the Company (each, a “Penalty Unit”), with each Penalty Unit being comprised of 1.2 Unit Shares and 1.2 Warrants. Notice of such effectiveness was received on July 11, 2023, eliminating the potential for issuance of the Penalty Units.

In connection with the March 2023 Offering, the Company incurred share issuance costs of $846,661 and issued 2,070,258 compensation options (the “March 2023 Compensation Options”). Each March 2023 Compensation Option is exercisable at an exercise price of C$0.12 into one Unit Share and one Warrant Share and has an expiry of March 27, 2027.

The Special Warrants issued on March 27, 2023 were converted to 51,633,727 shares of common stock and common stock purchase warrants on July 24, 2023. The Company determined that in accordance with ASC 815 derivatives and hedging, each Special Warrant will be valued and carried as a single instrument, with the periodic changes to fair value accounted through earnings, profit and loss until the shares of common stock and common stock purchase warrants are issued.

The fair value of the Special Warrant is determined through the valuation of the Unit Share based on the observed price of the Company’s common stock, a Level 1 input, together with a valuation of the warrant component of the March 2023 Unit using the Binomial model calibrated with inputs as shown in the table below.

Consistent with the approach above, the following table summarizes the key valuation inputs as at applicable valuation dates:

March 2023 special warrants	Conversion Date	Grant Date
Expected life	977 days	1096 days
Volatility	24%	24%
Risk free interest rate	4.64%	3.40%
Dividend yield	0%	0%
Share price (C$)	$0.15	$0.11
Fair value of March 2023 Unit	$9,809,314	$4,536,020
Change in derivative liability	$5,273,294

Common Stock	$7,425,377
Warrant	$2,383,937

In March 2023, the Company issued 9,803,574 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ending March 31, 2023.

In May 2023, the Company issued 1,318,183 shares of common stock in connection with settlement of RSUs.

In June 2023, the Company issued 4,449,035 shares of common stock in connection with settlement of RSUs.

In June 2023, the Company issued 3,944,364 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ended June 30, 2023.

In October 2023, the Company issued 5,175,000 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ended September 30, 2023.

In November 2023, the Company issued 42,000 shares of common stock in connection with settlement of RSUs.

For each financing, the Company has accounted for the warrants in accordance with ASC Topic 815 Derivatives and Hedging. The warrants are considered derivative instruments as they were issued in a currency other than the Company’s functional currency of the U.S. dollar. The estimated fair value of warrants accounted for as liabilities was determined on the date of issue and marked to market at each financial reporting period. The change in fair value of the warrant is recorded in the consolidated statement of operations and comprehensive loss as a gain or loss in the change in derivative liability line item and is estimated using the Binomial model.

The fair value of the warrant liabilities related to the various tranches of warrants issued during the period were estimated using the Binomial model to determine the fair value using the following assumptions on the day of issuance and as at December 31, 2023 and December 31, 2022:

March 2023 warrants	December 31, 2023	Grant Date
Expected life	817 days	977 days
Volatility	24%	24
Risk free interest rate	3.88%	4.33
Dividend yield	0%	0%
Share price (C$)	$0.11	$0.19
Fair value	$281,085	$2,383,937
Change in derivative liability	$(2,102,852)

April 2022 special warrants issuance	December 31, 2023	December 31, 2022
Expected life	457 days		822 days
Volatility	110%		120%
Risk free interest rate	3.88%		4.06%
Dividend yield	0%		0%
Share price (C$)	$0.11		$0.17
Fair value	$546,592		$2,406,104
Change in derivative liability	$(1,859,512)	$

April 2022 non-brokered issuance	December 31, 2023	December 31, 2022
Expected life	457 days	822 days
Volatility	110%	120%
Risk free interest rate	3.88%	4.06%
Dividend yield	0%	0%
Share price (C$)	$0.11	$0.17
Fair value	$21,252	$93,553
Change in derivative liability	$(72,301)	$

May 2022 Teck issuance	December 31, 2023		December 31, 2022
Expected life		Exercised	864 days
Volatility		N/A	120%
Risk free interest rate		N/A	4.06%
Dividend yield		N/A	0%
Share price (C$)	$	N/A	$0.17
Fair value		$-	$684,497

June 2022 issuance	December 31, 2023	December 31, 2022
Expected life	457 days	822 days
Volatility	110%	120%
Risk free interest rate	3.88%	3.72%
Dividend yield	0%	0%
Share price (C$)	$0.11	$0.17
Fair value	$17,589	$77,429
Change in derivative liability	$(59,840)	$-

February 2021 issuance	December 31, 2023	December 31, 2022
Expected life	771 days	1,136 days
Volatility	110%	120%
Risk free interest rate	3.88%	3.72%
Dividend yield	0%	0%
Share price	$0.11	$0.17
Fair value	$367,349	$1,335,990
Change in derivative liability	$(968,641)	$-

August 2020 issuance	December 31, 2023	December 31, 2022
Expected life	Expired	243 days
Volatility	N/A	120%
Risk free interest rate	N/A	4.06%
Dividend yield	N/A	0%
Share price	N/A	$0.17
Fair value	$-	$903,697
Change in derivative liability	$(903,697)	$

June 2019 issuance	December 31, 2023	December 31, 2022
Expected life	731 days	1,096 days
Volatility	110%	120%
Risk free interest rate	3.88%	3.82%
Dividend yield	0%	0%
Share price	$0.11	$0.17
Fair value	$226,570	$725,737
Change in derivative liability	$(499,167)	$-

August 2019 issuance (ii)	December 31, 2023	December 31, 2022
Expected life	731 days	1,096 days
Volatility	110%	120%
Risk free interest rate	3.88%	3.82%
Dividend yield	0%	0%
Share price	$0.11	$0.17
Fair value	$348,211	$1,115,369
Change in derivative liability	$(767,158)	$-

Warrants

		Weighted	Weighted
		average	average
	Number of	exercise price	grant date
	warrants	(C$)	value ($)

Balance, December 31, 2021	111,412,712	$0.54	$0.18
Issued	50,955,636	0.37	0.15
Expired	(239,284)	0.70	0.21
Balance, December 31, 2022	162,129,064	$0.49	$0.17
Issued	51,633,727	0.15	0.05
Exercised	(10,416,667)	0.11	0.12
Expired	(58,284,148)	0.50	0.27
Balance, December 31, 2023	145,061,976	$0.37	$0.09

During the year ended December 31, 2023, 58,284,148 August 2020 warrants expired.

During the year ended December 31, 2022, 239,284 February 2020 broker warrants expired.

At December 31, 2023, the following warrants were outstanding:

	Exercise	Number of	Number of warrants
Expiry date	price (C$)	warrants	exercisable

April 1, 2025	0.37	40,538,969	40,538,969
December 31, 2025	0.59	32,895,200	32,895,200
February 9, 2026	0.60	17,112,500	17,112,500
February 16, 2026	0.60	2,881,580	2,881,580
March 27, 2026	0.15	51,633,727	51,633,727
		145,061,976	145,061,976

Compensation options

At December 31, 2023, the following compensation options were outstanding:

		Weighted
	Number of	average
	broker	exercise price
	options	(C$)

Balance, December 31, 2021	3,590,907	$0.35
Issued – April 2022 Compensation Options (i)	1,879,892	0.30
Balance, December 31, 2022	5,470,799	0.34
Issued – March 2023 Compensation Options (ii)	2,070,258	0.15
Expired – August 2020 Compensation Options	(3,239,907)	0.35
Balance, December 31, 2023	4,301,150	$0.24

(i)	The grant date fair value of the April 2022 Compensation Options were estimated at $264,435 using the Black-Scholes valuation model with the following underlying assumptions:

Grant Date	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
April 2022	2.34%	0%	120%	C$0.30	2 years

(ii)	The grant date fair value of the March 2023 Compensation Options were estimated at $111,971 using the Black-Scholes valuation model with the following underlying assumptions:

Grant Date	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
March 2023	3.4%	0%	120%	C$0.11	3 years

	Exercise	Number of	Fair value
Expiry date	price (C$)	broker options	($)

February 16, 2024 (i)	$0.40	351,000	$68,078
April 1, 2024 (ii)	$0.30	1,879,892	$264,435
March 27, 2026 (iii)	$0.15	2,070,258	$111,971
		4,301,150	$444,484

(i)	Exercisable into one February 2021 Unit
(ii)	Exercisable into one April 2022 Unit
(iii)	Exercisable into one March 2023 Unit

Stock options

The following table summarizes the stock option activity during the years ended December 31, 2023 and 2022:

		Weighted
		average
	Number of	exercise price
	stock options	(C$)

Balance, December 31, 2021	9,053,136	$0.58
Granted (i)	700,000	$0.15
Expired, May 1, 2022	(47,000)	$10.00
Forfeited, November 25, 2022	(150,000)	$0.15
Expired, December 31, 2022	(235,500)	$0.50
Balance, December 31, 2022	9,320,636	$0.51
Expired September 30, 2023	(200,000)	0.60
Expired November 25, 2023	(150,000)	0.15
Balance, December 31, 2023	8,970,636	$0.52

(i)	On August 24, 2022, 300,000 stock options were issued to an employee of the Company, of which 150,000 vested immediately and the remaining balance of outstanding options to vest equally over the next two anniversaries of the grant date. These options have a 5-year life and are exercisable at C$0.15 per share of common stock. The grant fair value of the options was estimated at $28,930. The vesting of these options resulted in stock-based compensation of $15,594 for the year ended December 31, 2022, which is included in the operation and administration expense of the consolidated statements of (loss) income and comprehensive (loss) income. On November 23, 2022, 400,000 stock options were issued to an employee of the Company, of which 200,000 vested immediately and the remaining balance of outstanding options to vest equally over the next two anniversaries of the grant date. These options have a 5-year life and are exercisable at C$0.15 per share of common stock. The grant fair value of the options was estimated at $37,387. The vesting of these options resulted in stock-based compensation of $20,191 for the year ended December 31, 2022, which is included in the operation and administration expense of the consolidated statements of (loss) income and comprehensive (loss) income.

The fair value of these stock options was determined on the date of grant using the Black-Scholes valuation model, and using the following underlying assumptions:

	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
October 2019	1.54%	0%	100%	C$0.50	5 years
April 2020	0.44%	0%	100%	C$0.50	5 years
February 2021	0.64%	0%	100%	C$0.34	5 years
November 2022	3.22%	0%	120%	C$0.15	5 years

The following table reflects the actual stock options issued and outstanding as of December 31, 2023:

			Number of
	Remaining	Number of	options
Exercise	contractual	options	vested	Grant date
price (C$)	life (years)	outstanding	(exercisable)	fair value ($)
0.60	0.82	1,575,000	1,575,000	435,069
0.55	1.30	5,957,659	4,468,245	1,536,764
0.335	0.84	1,037,977	1,037,977	204,213
0.15	3.90	400,000	300,000	37,387
		8,970,636	7,381,222	$2,213,433

The vesting of stock options during the year ended December 31, 2023, resulted in stock-based compensation expenses of $147,592 ($317,723 for the year ended December 31, 2022).